1933 Act File No. 333-40455
1940 Act File No. 811-08495

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 11, 2017

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 221	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 222	[X]

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

ONE NATIONWIDE PLAZA MAIL CODE 5-02-210
COLUMBUS, OHIO 43215
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (614) 435-5787

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OHIO 43215	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DC 20036

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ X ]	On September 1, 2017 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment Nos. 221/222 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the "1933 Act"), for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 212 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which was filed with the U.S. Securities and Exchange Commission on March 1, 2017 pursuant to Rule 485(a) under the 1933 Act, relating solely to the Nationwide Long/Short Fund.  Accordingly, the Parts A and B, as filed in the Amendment, are incorporated herein by reference in their entirety into this filing.  As noted on the facing sheet, this Post-Effective Amendment Nos. 221/222 is intended to become effective on September 1, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 221/222 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on this 11th day of August, 2017.

NATIONWIDE MUTUAL FUNDS

BY:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 221/222, TO THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 11th DAY OF AUGUST, 2017.

Signature & Title

Principal Executive Officer

/s/Michael S. Spangler*
Michael S. Spangler, President, Chief Executive Officer and Principal Executive Officer

Principal Accounting and Financial Officer

/s/Joseph Finelli*
Joseph Finelli, Vice President, Treasurer and Principal Financial Officer

Trustees

/s/Charles E. Allen*
Charles E. Allen, Trustee

/s/Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/Carol A. Kosel*
Carol A. Kosel, Trustee

/s/Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*	BY:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact